CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and cash equivalents (Note 11)	$ 63,997	$ 70,989
Marketable securities-current (Note 12)	42,347	3,553
Accounts receivable-net (Note 13)	6,451	9,506
Prepaid expenses	1,574	1,996
Restricted cash (Note 17)	3,000	5,000
Other current assets (Notes 14 and 25)	1,551	2,044
Total Current Assets	118,920	93,088
Marketable securities-noncurrent (Note 15)	7,084	33,389
Investments (Note 16)	8,315	66,774
PROPERTY, PLANT AND EQUIPMENT
Land and buildings	1,237	1,286
Information and communication equipment	7,651	5,892
Office furniture and fixtures	928	907
Leasehold improvements	1,781	2,133
Other	336	1,073
Property, Plant and Equipment, Gross, Total	11,933	11,291
Less: Accumulated depreciation	(7,645)	(5,990)
Property, Plant and Equipment, Net, Total	4,288	5,301
GOODWILL (Note 7)	28,437	39,493
INTANGIBLE ASSETS-NET (Note 8)	15,534	19,769
OTHER ASSETS
Refundable deposits	1,777	2,163
Prepaid licensing and royalty fees (Notes 9 and 27)	7,103	4,214
Other	248	3,398
Total Other Assets	9,128	9,775
TOTAL ASSETS	191,706	267,589
CURRENT LIABILITIES
Accounts payable	1,831	4,305
Accrued compensation	2,100	4,239
Accrued expenses (Note 18)	10,634	10,986
Short-term borrowings (Notes 17 and 26)	11,774	12,413
Other current liabilities (Note 19)	9,319	11,350
Total Current Liabilities	35,658	43,293
OTHER LIABILITIES
Accrued pension liabilities (Note 20)	171	44
Other (Notes 21 and 25)	1,015	7,686
Total Other Liabilities	1,186	7,730
Total Liabilities	36,844	51,023
COMMITMENTS AND CONTINGENCIES (Notes 27 and 28)
SUBSIDIARY PREFERRED SHARES (Note 22)
Par value $1, redeemable; convertible; issued and outstanding 2,018 thousand shares on December 31, 2010 and 2011	1,786	1,465
GigaMedia Shareholders' Equity:
Common shares, no par value, and additional paid-in capital; issued and outstanding 56,263 thousand and 50,720 thousand shares on December 31, 2010 and 2011	304,672	309,332
Accumulated deficit	(162,951)	(91,739)
Accumulated other comprehensive (loss) income	14,351	(72)
Total GigaMedia shareholders' equity	156,072	217,521
Noncontrolling interest	(2,996)	(2,420)
Total Equity	153,076	215,101
TOTAL LIABILITIES AND EQUITY	$ 191,706	$ 267,589